Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 297,707	$ 296,102
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	97,315	98,168
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	102,871	103,863
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,311	39,746
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	76,155	70,586
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	57,024	57,118
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,556	5,695
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,472	29,404
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,839	10,342
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	66,525	59,865
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,630	10,721
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,346	24,789
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,150	8,490
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,472	15,036
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,688	2,899
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,823	11,038
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,722	19,435
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 169	$ 220